New Accounting Standards Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2019
IFRS 17 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Insurance Contracts
Amendments to IFRS 10 and IAS 28 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments IFRS 3 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Definition of a Business
Amendments to IAS 1 and IAS 8 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Definition of Material
Conceptual Framework [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Title of new IFRS	Amendments to References to Conceptual